BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
Schedule of bank borrowings
	At December 31,
	2016	2017
Short-term	$-	$6,605,894
Long-term	28,835,700	32,513,900
	$28,835,700	$39,119,794

Schedule of Capital Leased Assets [Table Text Block]
As of December 31,
2017

Module, inverter and etc.	$32,994,934

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
USD

Year ended December 31,
2018	$2,149,749
2019	6,071,530
2020	6,510,005
2021	6,670,450
2022	6,670,450
2023 and later	10,782,597
Total minimum lease payments	38,854,781
Less: Amount representing interest	(9,555,982)
Present value of net minimum lease payments	29,298,799
Current portion	369,046
Non-current portion	$28,929,753

USD
Year ended December 31, 2017
Non-current portion for Capital lease	$28,929,753
Non-current portion for failed sale and lease back	$38,575,716
Total failed sale-lease back and capital lease liabilities	67,505,469

Schedule of Maturities of Long-term Debt [Table Text Block]
2018	$-
2019	-
2020	$32,513,900